Long-term Investment - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended												3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)
Long-term Investment
Realized gain of bridge loan conversion to investment																$ 1,218
Changes in fair value of long-term investments															$ (9,493)	357
Shareholding interest of a privately held company
Long-term Investment
Shareholding interest acquired, cash consideration	$ 1,575	¥ 10,000					$ 11,713	¥ 75,000	$ 774	¥ 5,000	$ 3,092	¥ 20,000
Shareholding interest of a privately held company | Group acquired shareholding interest of privately held company one
Long-term Investment
Shareholding interest acquired, cash consideration			$ 4,672	¥ 30,640	$ 467	¥ 3,000
Shareholding interest of a privately held company | Group acquired shareholding interest of privately held company two
Long-term Investment
Shareholding interest acquired, cash consideration			$ 1,120	¥ 7,139	$ 1,571	¥ 10,000
Shareholding interest of a customer with a bridge loan
Long-term Investment
Shareholding interest acquired, cash consideration													$ 2,459	¥ 15,640
Realized gain of bridge loan conversion to investment																$ 1,218	¥ 7,860
Loan to customer, conversion into investment													$ 2,302	¥ 15,000
Bridge loan to a customer
Long-term Investment
Loans and leases receivable, before fees, gross									$ 2,313									¥ 15,000
Loans receivable, term									1 year	1 year